Investment In and Advances to Equity Accounted Joint Venture - Additional Information (Detail) (OOG-TKP FPSO GmbH & Co KG [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2013
OOG-TKP FPSO GmbH & Co KG [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Percentage of shares acquired in entity under common control	50.00%
Investment in joint venture	$ 33.0
Advances to joint venture	$ 29.9